Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000222697
Shareholder Report [Line Items]
Fund Name	Retirement Blend 2055 Fund
Class Name	Investor Class
Trading Symbol	TRBOX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement Blend 2055 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2055 Fund - Investor Class	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2055 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
7/26/21	10,000	10,000	10,000
8/31/21	10,220	10,233	10,224
11/30/21	10,030	10,276	10,056
2/28/22	9,586	9,799	9,779
5/31/22	8,984	9,197	9,267
8/31/22	8,504	8,874	8,780
11/30/22	8,851	9,166	9,109
2/28/23	8,829	9,008	9,179
5/31/23	9,037	9,384	9,336
8/31/23	9,639	10,183	9,909
11/30/23	9,723	10,322	10,002
2/29/24	10,703	11,585	10,922
5/31/24	11,104	11,972	11,302
8/31/24	11,758	12,846	11,995
11/30/24	12,232	13,881	12,362
2/28/25	12,137	13,616	12,326
5/31/25	12,319	13,543	12,614

Average Annual Return [Table Text Block]
	1 Year	Since Inception 7/26/21
Retirement Blend 2055 Fund (Investor Class)	10.94%	5.57%
Russell 3000 Index (Regulatory Benchmark)	13.12	8.20
S&P Target Date 2055 Index (Strategy Benchmark)	11.61	6.22

Performance Inception Date	Jul. 26, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 300,146,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 574,000
InvestmentCompanyPortfolioTurnover	15.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$300,146 Number of Portfolio Holdings21
Holdings [Text Block]
Domestic Equity Funds	68.4%
International Equity Funds	29.1
Domestic Bond Funds	0.7
International Bond Funds	0.2
Short-Term and Other	1.6

Largest Holdings [Text Block]
T. Rowe Price Equity Index 500 Fund	30.1%
T. Rowe Price International Equity Index Fund	14.7
T. Rowe Price Value Fund	10.5
T. Rowe Price Growth Stock Fund	9.6
T. Rowe Price Real Assets Fund	6.4
T. Rowe Price International Value Equity Fund	5.5
T. Rowe Price International Stock Fund	3.5
T. Rowe Price Mid-Cap Index Fund	3.5
T. Rowe Price Emerging Markets Discovery Stock Fund	2.9
T. Rowe Price Emerging Markets Stock Fund	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000222696
Shareholder Report [Line Items]
Fund Name	Retirement Blend 2055 Fund
Class Name	I Class
Trading Symbol	TBLMX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement Blend 2055 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2055 Fund - I Class	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2055 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
7/26/21	500,000	500,000	500,000
8/31/21	511,000	511,655	511,193
11/30/21	502,000	513,804	502,798
2/28/22	479,815	489,956	488,940
5/31/22	449,699	459,835	463,343
8/31/22	425,708	443,697	439,018
11/30/22	443,574	458,300	455,471
2/28/23	442,426	450,402	458,927
5/31/23	452,836	469,191	466,819
8/31/23	483,546	509,175	495,453
11/30/23	488,230	516,085	500,107
2/29/24	537,330	579,226	546,111
5/31/24	557,976	598,608	565,093
8/31/24	590,798	642,295	599,746
11/30/24	614,620	694,059	618,076
2/28/25	610,574	680,784	616,297
5/31/25	619,743	677,135	630,687

Average Annual Return [Table Text Block]
	1 Year	Since Inception 7/26/21
Retirement Blend 2055 Fund (I Class)	11.07%	5.74%
Russell 3000 Index (Regulatory Benchmark)	13.12	8.20
S&P Target Date 2055 Index (Strategy Benchmark)	11.61	6.22

Performance Inception Date	Jul. 26, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 300,146,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 574,000
InvestmentCompanyPortfolioTurnover	15.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$300,146 Number of Portfolio Holdings21
Holdings [Text Block]
Domestic Equity Funds	68.4%
International Equity Funds	29.1
Domestic Bond Funds	0.7
International Bond Funds	0.2
Short-Term and Other	1.6

Largest Holdings [Text Block]
T. Rowe Price Equity Index 500 Fund	30.1%
T. Rowe Price International Equity Index Fund	14.7
T. Rowe Price Value Fund	10.5
T. Rowe Price Growth Stock Fund	9.6
T. Rowe Price Real Assets Fund	6.4
T. Rowe Price International Value Equity Fund	5.5
T. Rowe Price International Stock Fund	3.5
T. Rowe Price Mid-Cap Index Fund	3.5
T. Rowe Price Emerging Markets Discovery Stock Fund	2.9
T. Rowe Price Emerging Markets Stock Fund	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless